Personnel expenses (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Personnel Expenses [Abstract]
Disclosure of detailed information about employee benefits [text block]
	Year ended
	March 31, 202 3	March 31, 202 2	March 31, 2021
Salaries and wages	4,122,783	3,291,605	2,827,234
Contribution to provident fund and other funds	263,593	189,207	163,781
Staff welfare expenses	50,305	56,295	30,151
Employee stock compensation expense	16,494	22,885	40,051
	4,453,175	3,559,992	3,061,217
Attributable to cost of goods sold and services rendered	2,407,234	1,825,048	1,548,282
Attributable to selling, general and administrative expenses	2,045,942	1,734,944	1,512,934